Income Taxes - Income (Loss) from Continuing Operations Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Income before income taxes:
Canadian	$ 413	$ (1,301)	$ (278)
Foreign	(7)	93	(4)
Income (loss) from continuing operations before income taxes	$ 406	$ (1,208)	$ (282)